Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000133820 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000133820 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000133820 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000133820 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000133820 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000133820 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000133820 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000133820 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000133820 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000133820 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000073572 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000073572 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000073572 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000073572 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000073572 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000073572 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000073572 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000073572 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000073572 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000073572 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000187976 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000187976 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000187976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000187976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000187976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000187976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000187976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000187976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000187976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000187976 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000187975 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000187975 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000187975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000187975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000187975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000187975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000187975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000187975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000187975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000187975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190884 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000190884 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000190884 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000190884 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190884 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000190884 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000190884 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000190884 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000190884 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190884 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033247 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000033247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000033247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000033247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000033247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000033247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000033247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000033247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034442 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000034442 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000034442 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000034442 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034442 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000034442 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000034442 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000034442 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000034442 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034442 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012318 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012318 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
C000012318 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000012318 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012318 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012318 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000012318 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012318 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012318 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%